SCHEDULE OF LOANS RECEIVABLE (Details) ¥ in Thousands		Oct. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)		Jun. 01, 2026 USD ($)	Jun. 01, 2026 CNY (¥)	Jun. 30, 2025 USD ($)		Nov. 18, 2024 USD ($)	Nov. 14, 2024 USD ($)	Oct. 28, 2024 USD ($)
Short-Term Debt [Line Items]
Subtotal			$ 39,076,187				$ 4,515,050
Less: allowance for expected credit losses			1,315,200
Loans receivable, net			37,760,987				4,515,050
Less: current portion			1,468,207				1,000,000
Non-current portion			36,292,780				3,515,050
Well Fancy Development Ltd [Member]
Short-Term Debt [Line Items]
Subtotal			221,050	[1]			283,050	[1]			$ 283,050
Hamasen International Consultancy Limited [Member]
Short-Term Debt [Line Items]
Subtotal			468,000	[2]			600,000	[2]			600,000
Libra Appraisal Limited [Member]
Short-Term Debt [Line Items]
Subtotal			400,000	[3]			500,000	[3]			500,000
Giant Image Limited [Member]
Short-Term Debt [Line Items]
Subtotal			2,192,000	[4]			2,832,000	[4]	$ 832,000		$ 2,000,000
Oic Corporate Services Limited [Member]
Short-Term Debt [Line Items]
Subtotal			234,000	[5]			300,000	[5]		$ 300,000
Jiangyin Gushan Town Yuhua Aluminum Industry Co., Ltd. [Member]
Short-Term Debt [Line Items]
Subtotal	[6]		30,832,930
Leiluo Intelligent Technology [Member]
Short-Term Debt [Line Items]
Subtotal		$ 293,647,000,000	568,207	[7]	$ 568,207,000,000	¥ 3,870		[7]
Rapid Proceed Limited [Member]
Short-Term Debt [Line Items]
Subtotal	[8]		$ 4,160,000

[1]	Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $283,050, with interest of 5% to WELL FANCY DEVELOPMENT LTD., a third-party (the “Well Fancy Agreement”) from October 28, 2024 to September 27, 2025. In accordance with the Well Fancy Agreement, the principal shall be repaid by September 27, 2025 by a third-party company, Suzhou Yufengyuan Food Distribution Co., Ltd. (Yufengyuan). On September 30, 2025, the Well Fancy Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Yufengyuan made a payment of $62,000 to Li Bang International in October 2025. The remaining loan balance of $221,050 should be repaid no later than October 30, 2026.
[2]	Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $600,000 with interest of 5% to HAMASEN INTERNATIONAL CONSULTANCY LIMITED, a third-party (the “Hamasen Agreement”) from October 28, 2024 to October 27, 2025. In accordance with the Hamasen Agreement, the principal shall be repaid by October 27, 2025 by a third-party company, Jiangsu Youbiqi Trading Co., Ltd. (“Youbiqi”). On September 30, 2025, the Hamasen Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $132,000 to Li Bang International in October 2025. The remaining loan balance of $468,000 should be repaid no later than October 30, 2026.
[3]	Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $500,000 with interest of 5% to LIBRA APPRAISAL LIMITED, a third-party (the “Libra Agreement”) from October 28, 2024 to October 27, 2025. In accordance with the Libra Agreement, the principal shall be repaid by October 27, 2025 by Youbiqi. On September 30, 2025, the Libra Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $100,000 to Li Bang International in October 2025. The outstanding loan balance of $400,000 should be repaid no later than October 30, 2026.
[4]	Pursuant to a multi-party loan agreement executed on October 28, 2024 and November 18, 2024, Li Bang International provided two loans of $2,000,000 and $832,000 to GIANT IMAGE LIMITED, a third-party (the “Giant Image Agreement”) for one year, carrying interest at 5%. In accordance with the Giant Image Agreement, $2,000,000 shall be repaid by October 27, 2025 and $832,000 shall be repaid by October 17, 2025 by Youbiqi. On September 30, 2025, the Giant Image Agreement was amended with the execution of a supplementa1 agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $640,000 to Li Bang International in October 2025. The outstanding loan balance of $2,192,000 should be repaid no later than October 30, 2026.
[5]	Pursuant to a multi-party loan agreement executed on November 14, 2024, Li Bang International provided a loan of $300,000 with interest of 5% to OIC CORPORATE SERVICES LIMITED, a third-party (the “OIC Agreement’) from November 14, 2024 to October 13, 2025. In accordance with the OIC Agreement, the principal shall be repaid by October 13, 2025 by Yufengyuan. On September 30, 2025, the OIC Agreement was amended with the execution of a supplementa1 agreement that extended the due date of the outstanding principal. Yufengyuan made a payment of $66,000 to Li Bang International in October 2025. The remaining loan balance of $234,000 should be repaid no later than October 30, 2026.
[6]	On December 26, 2025, Li Bang Intelligent Technology provided a loan of RMB 210 million ($30,832,930) with an interest rate of 5% to Jiangyin Huiheng Investment Co., Ltd. (Jiangyin Huiheng), a third-party, with a contract term from January 1, 2026 to December 31, 2027. According to the loan agreement, the principal amount shall be repaid by December 31, 2027.
[7]	On June 1, 2026, Li Bang Kitchen Appliance provided a one-year loan of RMB 3.87 million ($568,207) to Leiluo Intelligent Technology (Jiangsu) Co., Ltd., (“Leiluo Intelligent”), a strategic business partner, at an annual interest rate of 3%. From September 22 to October 20, 2026, Leiluo Intelligent repaid RMB 2 million ($293,647). In accordance with the loan agreement, the outstanding balance should be repaid no later than May 31, 2027.
[8]	On June 1, 2026 Li Bang Intelligent Technology provided a loan of $4,160,000 to RAPID PROCEED LIMITED (“RAPID PROCEED”), a third-party strategic business partner. The loan to RAPID PROCEED carries an annual interest rate of 3%. Both interest and principal should be repaid in full no later than May 31, 2028.